Note 10 - Equity Method Investments - Companies Accounted for as Equity Method Investments (Details)	12 Months Ended
Dec. 31, 2023
Steadman Maritime Co. [Member]
Participation percentage	49.00%
Date of establishment	Jul. 01, 2013
Goodway Maritime Co. [Member]
Participation percentage	49.00%
Date of establishment	Sep. 22, 2015